Note 8 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Deferred Charges [Text Block]

8. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2020	$21,983
Additions	15,481
Amortization	(9,056)
Write-off and other movements (Note 7)	(726)
Balance, December 31, 2020	$27,682
Additions	18,882
Amortization	(10,433)
Write-off and other movements (Note 7)	(4,272)
Balance, December 31, 2021	$31,859

During the year ended December 31, 2021, 14 vessels underwent and completed their dry-docking and special survey and one vessel was in the process of completing her dry-docking and special survey. During the years ended December 31, 2019, 2020, six and 11 vessels underwent and completed their dry-docking and special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.